EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ 8,780	$ 28,466	$ 33,751
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	31,400,900	31,849,422	32,703,478
Effect of dilutive securities:
Employee stock options and RSUs	177,813	650,719	1,142,081
Denominator for diluted earnings per share - adjusted weighted average number of shares	31,578,713	32,500,141	33,845,559